VIA EDGAR

May 3, 2011

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Parr Family of Funds (the “Trust”) (File Nos. 333-123290 and 811-21726) on behalf of The USX China Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders scheduled to be held on June 17, 2011.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

cc:	Stephen L. Parr
Parr Family of Funds
5100 Poplar Avenue, Suite 3117
Memphis, TN 38137